Document and Entity Information	Oct. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001311370
Document Type	8-K
Document Period End Date	Oct. 10, 2021
Entity Registrant Name	Lazard Ltd
Entity Incorporation State Country Code	D0
Entity File Number	001-32492
Entity Tax Identification Number	98-0437848
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, Address Line Three	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	441
Local Phone Number	295-1422
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	LAZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false